Short-Term and Long-Term Financial Liabilities	12 Months Ended
Dec. 31, 2025
Short-Term and Long-Term Financial Liabilities [Abstract]
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

12 – SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

PFG Term Loans and Warrants

In January 2021, October 2022 and December 2022 the Group entered into Loan and Security Agreements with PFG (“Partners for Growth”). Following the amendment to these agreements, the total borrowed amount increased to US$20,000,000 which is repaid by the Group monthly. In connection with the funding of the first tranche in January 2021, the Group issued the Lender warrants to purchase 71,522 shares of Marti’s common stock at an exercise price per share of US$2.53. In connection with the funding of the second and third tranche in December 2021, the Group issued the Lender warrants to purchase a further 71,522 shares of Marti’s common stock at an exercise price of US$2.53 per share (collectively, the “PFG Share Warrants”). In connection with the funding of the fifth tranche in October 2022 (5A) and December 2022 (5B), the Group issued the Lender warrants up to US$1,000,000 (US$1 for each US$1 of principal amount of convertible note) that are exercisable into convertible notes (collectively, the “PFG Convertible Warrants”). The PFG Convertible Warrants are exercisable within seven years from their respective dates of issuance.

In July 2023, the Net Exercise Basis of the shares outstanding, amounting to 143,044, was recalculated as 114,737 ordinary shares. Subsequently, the 114,737 shares derived from warrants, in addition to 1 ordinary share of PFG, were multiplied by the 1.278 exchange ratio. Consequently, the warrants and ordinary shares of PFG converted into 146,671 ordinary shares, with no cash transaction required for the conversion to ordinary shares.

The PFG Share Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock or convertible notes with which they were issued, are immediately exercisable, do not embody an obligation for the Group to repurchase its shares or convertible notes, and permit the holders to receive a fixed number of shares of common stock upon exercise for warrants to purchase of stocks. In addition, the PFG Share Warrants do not provide any guarantee of value or return.

The PFG Convertible Warrants are also freestanding financial instruments which are detachable and separately exercisable. As the PFG Convertible Warrants provide the rights to the holder to exercise and convert such warrant into convertible debt or subsequently in cash or equity of the Group, the warrant is an obligation of the issuer. Upon exercise of the warrant, the holder will receive a convertible debt instrument, which is a liability classified instrument. The terms of the convertible debt may require the issuer to settle the note upon maturity by transferring cash assets. Accordingly, regardless of the other potential settlement alternatives, the fact that the convertible notes issued upon exercise of the warrant could require settlement upon maturity in cash indicates that the warrant should be classified as liability.

For the valuation of the PFG Convertible Warrants a further probability-weighted settlement scenario valuation was applied for the conversion and settlement features of the underlying convertible debt. The fair value of this tranche was thus determined as US$4,500.

All term loan facilities were fully repaid during 2025, and no term loan balances were outstanding as of December 31, 2025.

Convertible Notes

As of December 31, 2025, the Group’s financial liabilities primarliy consist of convertible notes.

Convertible notes are classified as long-term financial liabilities based on their contractual maturities in accordance with the terms of the applicable convertible note agreements. The portion of convertible notes expected to be converted or settled within twelve months of the reporting date is classified as a current financial liability.

Carrying Amount of Financial Liabilities

	Conversion exercise price	Contractual interest rate %	Maturity date	Dec 31, 2025	Dec 31, 2024

Term loan, net	-	10.25%	Dec 11, 2025	-	846,398
Term loan, net	-	10.25%	Oct 11, 2025	-	833,334
Convertible notes, long term	$1.65	15.00%	July 10, 2028	81,548,426	72,995,438
Convertible notes, long term	$3.88	12.50%	April 30, 2029	4,262,670	-
Total financial liabilities, net				85,811,096	74,675,170

Of which classified as:
Current financial liabilities, net				3,694,936	4,555,895
Non-current financial liabilities, net				82,116,160	70,119,275

The convertible note agreements with a maturity date of July 10, 2028 accrues interest at the rate of fifteen percent (15.00%) per annum; provided that interest shall be payable (a) at a rate per annum equal to ten percent (10.00%) with respect to interest paid in cash (“Cash Interest”) and (b) at a rate per annum equal to five percent (5.00%) with respect to PIK Interest.

The convertible note agreements with a maturity date of April 30, 2029 accrues interest at the rate of twelve and one-half percent (12.50%) per annum; provided that interest shall be payable at a rate per annum equal to twelve and one-half percent (12.50%) with respect to PIK Interest.

Convertible Note Movement

The following table summarizes the movement in the carrying amount of convertible notes for the years ended December 31, 2025 and 2024:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024
Opening balance	72,995,438	58,613,673
Additions	19,929,687	18,000,000
Purchased (*)	-	(1,538,542)
Converted into shares	(2,220,431)	(2,000,000)
Debt discount	(7,590,005)	(3,760,909)
Embedded derivative	(3,915,094)	-
Accrued interest, net	6,611,501	3,681,216
Ending balance	85,811,096	72,995,438

(*) In 2024, convertible notes valued at US$1,538,542 were purchased by the Group for a cash consideration of US$930,000 resulting in an extinguishment gain of US$608,542 (Refer Note 18).

Debt Discount

In connection with certain convertible note issuances, the Group issued subscription and commitment shares (“incentive shares”) to lenders. These incentive shares are treated as standalone financial instruments that are both legally detachable and separately exercisable. The fair value of incentive shares is determined using the market price of the shares on the grant date and recorded as a debt discount, which reduces the carrying amount of the related convertible note liabilities.

The debt discount is amortized over the contractual term of the convertible notes using the effective interest method, with amortization recorded as interest expense. The total debt discount amortized during the year ended December 31, 2025 was US$1,171,914 (2024: US$64,277).

In addition, incentive shares issued in connection with committed but not yet issued convertible notes, totaling US$14,253,132 (2024: US$3,806,246), are presented as deferred financing costs within Other Assets and will be reclassified as a reduction of the convertible note liabilities upon issuance.

Further, certain convertible notes issued by the Group contain embedded conversion features and reset provisions that require evaluation under ASC 815, Derivatives and Hedging. The Group concluded that these embedded features (i.e. notes that are initially convertible at 202.0202 shares per $1,000, with the conversion rate resetting monthly from April to December 2025 based on $1,000 divided by 1.65 times the “Reset Price.” The Reset Price is the greater of a $2.00 floor and the lesser of the prior Reset Price and the 20‑day VWAP, capped at $3.00) do not qualify for the equity scope exception under ASC 815‑40, as the settlement terms are not indexed solely to the Entity’s own stock. Accordingly, the embedded features are bifurcated from the host debt instruments and accounted for separately as embedded derivative liabilities.

The fair value of the embedded derivative liabilities is estimated using a Monte Carlo simulation model, which incorporates assumptions regarding the Group’s share price, expected volatility, risk-free interest rate, credit risk, expected term of the convertible notes, and the probability and timing of conversion. The embedded derivative liabilities are classified as Level 3 within the fair value hierarchy due to the use of significant unobservable inputs.

The following table presents a reconciliation of the embedded derivative liabilities:

	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024
Opening balance	-	-
Initial recognition upon issuance	3,915,094	-
Change in fair value	(1,381,157)	-
Reclassification to equity on expiration of embedded features	(2,533,937)	-
Ending balance	-	-

Maturity Profile

The maturity profile of financial liabilities consists of the following:

Year ending December 31:	Dec 31, 2025	Dec 31, 2024

2025	-	4,555,895
2026	3,694,936	-
2027	-	-
2028	82,495,077	73,815,907
2029	13,649,501	-
Total principal	99,839,514	78,371,802
Less: unamortized debt discount	(14,028,418)	(3,696,632)
Total	85,811,096	74,675,170